Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statement of Operations

	For the Year Ended December 31, 2016
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net operating revenues	$20.1	$2,190.3	$1,614.7	$(117.9)	$3,707.2
Less: Provision for doubtful accounts	—	(42.2)	(19.0)	—	(61.2)
Net operating revenues less provision for doubtful accounts	20.1	2,148.1	1,595.7	(117.9)	3,646.0
Operating expenses:
Salaries and benefits	45.5	1,013.7	945.0	(18.3)	1,985.9
Other operating expenses	25.5	313.2	199.7	(46.3)	492.1
Occupancy costs	2.9	89.8	31.9	(53.3)	71.3
Supplies	—	90.7	49.3	—	140.0
General and administrative expenses	126.7	—	6.7	—	133.4
Depreciation and amortization	9.4	103.6	59.6	—	172.6
Professional fees—accounting, tax, and legal	1.9	—	—	—	1.9
Total operating expenses	211.9	1,611.0	1,292.2	(117.9)	2,997.2
Loss on early extinguishment of debt	7.4	—	—	—	7.4
Interest expense and amortization of debt discounts and fees	147.3	21.6	23.1	(19.9)	172.1
Other income	(19.6)	(0.4)	(2.8)	19.9	(2.9)
Equity in net income of nonconsolidated affiliates	—	(9.0)	(0.8)	—	(9.8)
Equity in net income of consolidated affiliates	(348.3)	(38.3)	—	386.6	—
Management fees	(136.2)	104.0	32.2	—	—
Income from continuing operations before income tax (benefit) expense	157.6	459.2	251.8	(386.6)	482.0
Provision for income tax (benefit) expense	(90.0)	183.3	70.6	—	163.9
Income from continuing operations	247.6	275.9	181.2	(386.6)	318.1
Income from discontinued operations, net of tax	—	—	—	—	—
Net income	247.6	275.9	181.2	(386.6)	318.1
Less: Net income attributable to noncontrolling interests	—	—	(70.5)	—	(70.5)
Net income attributable to HealthSouth	$247.6	$275.9	$110.7	$(386.6)	$247.6
Comprehensive income	$247.6	$275.9	$181.2	$(386.6)	$318.1
Comprehensive income attributable to HealthSouth	$247.6	$275.9	$110.7	$(386.6)	$247.6

	For the Year Ended December 31, 2015
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net operating revenues	$19.4	$1,889.2	$1,357.8	$(103.5)	$3,162.9
Less: Provision for doubtful accounts	—	(33.9)	(13.3)	—	(47.2)
Net operating revenues less provision for doubtful accounts	19.4	1,855.3	1,344.5	(103.5)	3,115.7
Operating expenses:
Salaries and benefits	49.4	874.0	764.5	(17.1)	1,670.8
Other operating expenses	31.3	269.2	172.9	(41.3)	432.1
Occupancy costs	4.0	66.9	28.1	(45.1)	53.9
Supplies	—	83.6	45.1	—	128.7
General and administrative expenses	128.3	—	5.0	—	133.3
Depreciation and amortization	9.9	83.6	46.2	—	139.7
Government, class action, and related settlements	7.5	—	—	—	7.5
Professional fees—accounting, tax, and legal	3.0	—	—	—	3.0
Total operating expenses	233.4	1,377.3	1,061.8	(103.5)	2,569.0
Loss on early extinguishment of debt	22.4	—	—	—	22.4
Interest expense and amortization of debt discounts and fees	130.0	11.2	13.1	(11.4)	142.9
Other income	(13.6)	(0.2)	(3.1)	11.4	(5.5)
Equity in net income of nonconsolidated affiliates	—	(8.5)	(0.2)	—	(8.7)
Equity in net income of consolidated affiliates	(321.5)	(37.5)	—	359.0	—
Management fees	(119.7)	89.7	30.0	—	—
Income from continuing operations before income tax (benefit) expense	88.4	423.3	242.9	(359.0)	395.6
Provision for income tax (benefit) expense	(95.8)	168.9	68.8	—	141.9
Income from continuing operations	184.2	254.4	174.1	(359.0)	253.7
(Loss) income from discontinued operations, net of tax	(1.1)	—	0.2	—	(0.9)
Net income	183.1	254.4	174.3	(359.0)	252.8
Less: Net income attributable to noncontrolling interests	—	—	(69.7)	—	(69.7)
Net income attributable to HealthSouth	$183.1	$254.4	$104.6	$(359.0)	$183.1
Comprehensive income	$182.4	$254.4	$174.3	$(359.0)	$252.1
Comprehensive income attributable to HealthSouth	$182.4	$254.4	$104.6	$(359.0)	$182.4

	For the Year Ended December 31, 2014
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net operating revenues	$16.1	$1,683.4	$796.8	$(90.4)	$2,405.9
Less: Provision for doubtful accounts	—	(21.8)	(9.8)	—	(31.6)
Net operating revenues less provision for doubtful accounts	16.1	1,661.6	787	(90.4)	2,374.3
Operating expenses:
Salaries and benefits	22.3	776.6	377.9	(15.1)	1,161.7
Other operating expenses	21.6	240.7	126.1	(36.8)	351.6
Occupancy costs	4.2	55.7	20.2	(38.5)	41.6
Supplies	—	77.0	34.9	—	111.9
General and administrative expenses	124.8	—	—	—	124.8
Depreciation and amortization	9.7	71.0	27.0	—	107.7
Government, class action, and related settlements	(1.7)	—	—	—	(1.7)
Professional fees—accounting, tax, and legal	9.3	—	—	—	9.3
Total operating expenses	190.2	1,221.0	586.1	(90.4)	1,906.9
Loss on early extinguishment of debt	13.2	—	—	—	13.2
Interest expense and amortization of debt discounts and fees	99.8	7.8	2.8	(1.2)	109.2
Other income	(0.7)	(28.5)	(3.2)	1.2	(31.2)
Equity in net income of nonconsolidated affiliates	—	(10.7)	—	—	(10.7)
Equity in net income of consolidated affiliates	(313.2)	(32.5)	—	345.7	—
Management fees	(107.9)	80.3	27.6	—	—
Income from continuing operations before income tax (benefit) expense	134.7	424.2	173.7	(345.7)	386.9
Provision for income tax (benefit) expense	(81.6)	147.5	44.8	—	110.7
Income from continuing operations	216.3	276.7	128.9	(345.7)	276.2
Income (loss) from discontinued operations, net of tax	5.7	—	(0.2)	—	5.5
Net income	222.0	276.7	128.7	(345.7)	281.7
Less: Net income attributable to noncontrolling interests	—	—	(59.7)	—	(59.7)
Net income attributable to HealthSouth	$222.0	$276.7	$69.0	$(345.7)	$222.0
Comprehensive income	$221.6	$276.7	$128.7	$(345.7)	$281.3
Comprehensive income attributable to HealthSouth	$221.6	$276.7	$69.0	$(345.7)	$221.6

Condensed Consolidating Balance Sheet

	As of December 31, 2016
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Assets
Current assets:
Cash and cash equivalents	$20.6	$1.6	$18.3	$—	$40.5
Restricted cash	—	—	60.9	—	60.9
Accounts receivable, net	—	276.5	167.3	—	443.8
Prepaid expenses and other current assets	49.9	24.2	53.8	(18.6)	109.3
Total current assets	70.5	302.3	300.3	(18.6)	654.5
Property and equipment, net	41.6	987.3	362.9	—	1,391.8
Goodwill	—	860.6	1,066.6	—	1,927.2
Intangible assets, net	12.0	115.6	283.7	—	411.3
Deferred income tax assets	90.9	57.6	—	(72.7)	75.8
Other long-term assets	49.0	95.1	77.2	—	221.3
Intercompany notes receivable	528.8	—	—	(528.8)	—
Intercompany receivable and investments in consolidated affiliates	2,855.5	96.3	—	(2,951.8)	—
Total assets	$3,648.3	$2,514.8	$2,090.7	$(3,571.9)	$4,681.9
Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$40.0	$6.4	$8.2	$(17.5)	$37.1
Accounts payable	7.0	37.4	23.9	—	68.3
Accrued payroll	31.6	57.9	57.8	—	147.3
Accrued interest payable	22.8	2.8	0.2	—	25.8
Other current liabilities	96.3	21.6	80.3	(1.1)	197.1
Total current liabilities	197.7	126.1	170.4	(18.6)	475.6
Long-term debt, net of current portion	2,679.2	248.9	51.2	—	2,979.3
Intercompany notes payable	—	—	528.8	(528.8)	—
Self-insured risks	14.1	—	96.3	—	110.4
Other long-term liabilities	21.4	15.2	85.3	(72.3)	49.6
Intercompany payable	—	—	168.2	(168.2)	—
	2,912.4	390.2	1,100.2	(787.9)	3,614.9
Commitments and contingencies
Redeemable noncontrolling interests	—	—	138.3	—	138.3
Shareholders’ equity:
HealthSouth shareholders’ equity	735.9	2,124.6	659.4	(2,784.0)	735.9
Noncontrolling interests	—	—	192.8	—	192.8
Total shareholders’ equity	735.9	2,124.6	852.2	(2,784.0)	928.7
Total liabilities and shareholders’ equity	$3,648.3	$2,514.8	$2,090.7	$(3,571.9)	$4,681.9

	As of December 31, 2015
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Assets
Current assets:
Cash and cash equivalents	$41.2	$1.2	$19.2	$—	$61.6
Restricted cash	—	—	45.9	—	45.9
Accounts receivable, net	—	261.5	149.0	—	410.5
Prepaid expenses and other current assets	29.3	22.2	48.0	(18.8)	80.7
Total current assets	70.5	284.9	262.1	(18.8)	598.7
Property and equipment, net	14.5	988.4	307.2	—	1,310.1
Goodwill	—	860.7	1,029.4	—	1,890.1
Intangible assets, net	8.8	122.4	288.2	—	419.4
Deferred income tax assets	176.2	64.1	—	(49.5)	190.8
Other long-term assets	48.6	75.3	73.1	—	197.0
Intercompany notes receivable	546.6	—	—	(546.6)	—
Intercompany receivable and investments in consolidated affiliates	2,779.7	—	—	(2,779.7)	—
Total assets	$3,644.9	$2,395.8	$1,960.0	$(3,394.6)	$4,606.1
Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$40.0	$6.8	$7.5	$(17.5)	$36.8
Accounts payable	5.8	35.4	20.4	—	61.6
Accrued payroll	27.7	50.1	48.4	—	126.2
Accrued interest payable	26.5	2.9	0.3	—	29.7
Other current liabilities	68.0	18.8	86.6	(1.3)	172.1
Total current liabilities	168.0	114.0	163.2	(18.8)	426.4
Long-term debt, net of current portion	2,821.9	255.6	57.2	—	3,134.7
Intercompany notes payable	—	—	546.6	(546.6)	—
Self-insured risks	19.8	—	81.8	—	101.6
Other long-term liabilities	23.8	12.3	56.0	(49.1)	43.0
Intercompany payable	—	156.7	157.5	(314.2)	—
	3,033.5	538.6	1,062.3	(928.7)	3,705.7
Commitments and contingencies
Redeemable noncontrolling interests	—	—	121.1	—	121.1
Shareholders’ equity:
HealthSouth shareholders’ equity	611.4	1,857.2	608.7	(2,465.9)	611.4
Noncontrolling interests	—	—	167.9	—	167.9
Total shareholders’ equity	611.4	1,857.2	776.6	(2,465.9)	779.3
Total liabilities and shareholders’ equity	$3,644.9	$2,395.8	$1,960.0	$(3,394.6)	$4,606.1

Condensed Consolidating Statement of Cash Flows

	For the Year Ended December 31, 2016
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$64.7	$331.8	$237.9	$—	$634.4
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	—	—	(48.1)	—	(48.1)
Purchases of property and equipment	(21.8)	(77.8)	(78.1)	—	(177.7)
Capitalized software costs	(22.8)	(0.2)	(2.2)	—	(25.2)
Proceeds from disposal of assets	—	0.7	23.2	—	23.9
Purchases of restricted investments	—	—	(1.3)	—	(1.3)
Net change in restricted cash	—	—	(15.1)	—	(15.1)
Funding of intercompany note receivable	(22.5)	—	—	22.5	—
Proceeds from repayment of intercompany note receivable	52.0	—	—	(52.0)	—
Other	(3.7)	(0.2)	2.3	—	(1.6)
Net cash provided by investing activities of discontinued operations	0.1	—	—	—	0.1
Net cash used in investing activities	(18.7)	(77.5)	(119.3)	(29.5)	(245.0)
Cash flows from financing activities:
Principal payments on debt, including pre-payments	(198.5)	(1.3)	(2.3)	—	(202.1)
Principal borrowings on intercompany note payable	—	—	22.5	(22.5)	—
Principal payments on intercompany note payable	—	—	(52.0)	52.0	—
Borrowings on revolving credit facility	335.0	—	—	—	335.0
Payments on revolving credit facility	(313.0)	—	—	—	(313.0)
Principal payments under capital lease obligations	(0.1)	(5.9)	(7.3)	—	(13.3)
Repurchases of common stock, including fees and expenses	(65.6)	—	—	—	(65.6)
Dividends paid on common stock	(83.8)	—	—	—	(83.8)
Distributions paid to noncontrolling interests of consolidated affiliates	—	—	(64.9)	—	(64.9)
Taxes paid on behalf of employees for shares withheld	(11.6)	—	—	—	(11.6)
Other	6.9	—	1.9	—	8.8
Change in intercompany advances	264.1	(246.7)	(17.4)	—	—
Net cash provided by (used in) financing activities	(66.6)	(253.9)	(119.5)	29.5	(410.5)
(Decrease) increase in cash and cash equivalents	(20.6)	0.4	(0.9)	—	(21.1)
Cash and cash equivalents at beginning of year	41.2	1.2	19.2	—	61.6
Cash and cash equivalents at end of year	$20.6	$1.6	$18.3	$—	$40.5

Supplemental schedule of noncash investing activity:
Intercompany note activity	(11.7)	—	11.7	—	—

	For the Year Ended December 31, 2015
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$58.6	$218.9	$224.5	$—	$502.0
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(954.6)	—	(30.5)	—	(985.1)
Purchases of property and equipment	(15.9)	(62.3)	(50.2)	—	(128.4)
Capitalized software costs	(24.5)	(0.4)	(3.2)	—	(28.1)
Proceeds from disposal of assets	—	3.5	0.5	—	4.0
Proceeds from sale of marketable securities	12.8	—	—	—	12.8
Purchases of restricted investments	—	—	(7.1)	—	(7.1)
Net change in restricted cash	—	—	2.7	—	2.7
Funding of intercompany note receivable	(2.0)	—	—	2.0	—
Proceeds from repayment of intercompany note receivable	24.0	—	—	(24.0)	—
Other	(0.5)	(1.9)	1.3	—	(1.1)
Net cash provided by investing activities of discontinued operations	0.5	—	—	—	0.5
Net cash used in investing activities	(960.2)	(61.1)	(86.5)	(22.0)	(1,129.8)
Cash flows from financing activities:
Principal borrowings on term loan facilities	250.0	—	—	—	250.0
Proceeds from bond issuance	1,400.0	—	—	—	1,400.0
Principal payments on debt, including pre-payments	(595.0)	(1.6)	(0.8)	—	(597.4)
Principal borrowings on intercompany notes payable	—	—	2.0	(2.0)	—
Principal payments on intercompany notes payable	—	—	(24.0)	24.0	—
Borrowings on revolving credit facility	540.0	—	—	—	540.0
Payments on revolving credit facility	(735.0)	—	—	—	(735.0)
Debt amendment and issuance costs	(31.9)	—	—	—	(31.9)
Principal payments under capital lease obligations	(0.3)	(4.5)	(6.2)	—	(11.0)
Repurchases of common stock, including fees and expenses	(45.3)	—	—	—	(45.3)
Dividends paid on common stock	(77.2)	—	—	—	(77.2)
Dividends paid on convertible perpetual preferred stock	(3.1)	—	—	—	(3.1)
Distributions paid to noncontrolling interests of consolidated affiliates	—	—	(54.4)	—	(54.4)
Taxes paid on behalf of employees for shares withheld	(17.2)	—	—	—	(17.2)
Other	2.2	1.5	1.5	—	5.2
Change in intercompany advances	213.7	(153.4)	(60.3)	—	—
Net cash provided by (used in) financing activities	900.9	(158.0)	(142.2)	22.0	622.7
Decrease in cash and cash equivalents	(0.7)	(0.2)	(4.2)	—	(5.1)
Cash and cash equivalents at beginning of year	41.9	1.4	23.4	—	66.7
Cash and cash equivalents at end of year	$41.2	$1.2	$19.2	$—	$61.6

Supplemental schedule of noncash financing activities:
Conversion of preferred stock to common stock	$93.2	$—	$—	$—	$93.2
Intercompany note activity	(183.5)	—	183.5	—	—

	For the Year Ended December 31, 2014
	HealthSouth Corporation	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminating Entries	HealthSouth Consolidated
	(In Millions)
Net cash provided by operating activities	$32.5	$261.6	$160.5	$—	$454.6
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(674.6)	—	(20.2)	—	(694.8)
Purchases of property and equipment	(15.6)	(127.9)	(27.4)	—	(170.9)
Capitalized software costs	(8.6)	(1.4)	(7.0)	—	(17.0)
Proceeds from disposal of assets	—	0.1	0.1	—	0.2
Purchases of restricted investments	—	—	(3.5)	—	(3.5)
Net change in restricted cash	1.0	—	5.8	—	6.8
Other	—	(0.8)	3.1	—	2.3
Net cash used in investing activities	(697.8)	(130.0)	(49.1)	—	(876.9)
Cash flows from financing activities:
Principal borrowings on term loan facilities	450.0	—	—	—	450.0
Proceeds from bond issuance	175.0	—	—	—	175.0
Principal payments on debt, including pre-payments	(298.0)	(1.5)	(3.1)	—	(302.6)
Borrowings on revolving credit facility	440.0	—	—	—	440.0
Payments on revolving credit facility	(160.0)	—	—	—	(160.0)
Principal payments under capital lease obligations	(0.3)	(2.5)	(3.3)	—	(6.1)
Debt amendment and issuance costs	(6.5)	—	—	—	(6.5)
Repurchases of common stock, including fees and expenses	(43.1)	—	—	—	(43.1)
Dividends paid on common stock	(65.8)	—	—	—	(65.8)
Dividends paid on convertible perpetual preferred stock	(6.3)	—	—	—	(6.3)
Distributions paid to noncontrolling interests of consolidated affiliates	—	—	(54.1)	—	(54.1)
Taxes paid on behalf of employees for shares withheld	(9.7)	—	—	—	(9.7)
Other	13.7	—	—	—	13.7
Change in intercompany advances	157.7	(128.4)	(29.3)	—	—
Net cash provided by (used in) financing activities	646.7	(132.4)	(89.8)	—	424.5
(Decrease) increase in cash and cash equivalents	(18.6)	(0.8)	21.6	—	2.2
Cash and cash equivalents at beginning of year	60.5	2.2	1.8	—	64.5
Cash and cash equivalents at end of year	$41.9	$1.4	$23.4	$—	$66.7

Supplemental schedule of noncash financing activities:
Equity rollover from Encompass management	$—	$—	$64.5	$—	$64.5